     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 1, 2012

                                                 FILE NOS. 333-31172; 811-05343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                         [X]
                          PRE-EFFECTIVE AMENDMENT NO.                                [_]
                          POST-EFFECTIVE AMENDMENT NO. 46                            [X]

                             AND/OR

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                    [X]
                        AMENDMENT NO. 288                                            [X]
                (CHECK APPROPRIATE BOX OR BOXES)


                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                          (EXACT NAME OF REGISTRANT)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                6610 WEST BROAD STREET RICHMOND, VIRGINIA 23230
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE, ZIP CODE)

                                (804) 281-6000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            MICHAEL D. PAPPAS, ESQ.
                           ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
               (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

          -----------------------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)


[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on (date) pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE CHECK THE FOLLOWING BOX:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                       SUPPLEMENT DATED JUNE 1, 2012 TO


                       PROSPECTUS DATED MAY 1, 2012 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


On May 25, 2012, the Board of Directors (the "Board") of GE Investments Funds, Inc. voted to liquidate and terminate the GE Investments Money Market Fund and the GE Investments Mid-Cap Equity Fund (each, a "Portfolio").


IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON AUGUST 3, 2012. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON AUGUST 3, 2012 TO THE GOLDMAN SACHS VARIABLE INSURANCE TRUST -- MONEY MARKET FUND.


Effective August 3, 2012, the Goldman Sachs Variable Insurance Trust -- Money Market Fund will be added to your Contract. All references to the GE Investments Money Market Fund in the prospectus will be deleted and replaced with Goldman Sachs Variable Insurance Trust -- Money Market Fund. In the "Subaccounts" section of the prospectus, the Portfolio will be deleted and replaced with the following:


                                                                                        ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN             INVESTMENT OBJECTIVE                   AS APPLICABLE)
                    ---------------------------------------------------------------------------------------------------
GOLDMAN SACHS       GOLDMAN SACHS MONEY MARKET  The Fund seeks to maximize current     Goldman Sachs Asset Management,
VARIABLE INSURANCE  FUND -- SERVICE SHARES      income to the extent consistent with   L.P.
TRUST                                           the preservation of capital and the
                                                maintenance of liquidity by investing
                                                exclusively in high quality money
                                                market instruments.
                    ---------------------------------------------------------------------------------------------------


19774 SUPPA 06/01/12

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to August 3, 2012 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

SUBACCOUNTS



                         SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                         ---------------------------------------------------------------------------
AIM VARIABLE             INVESCO V.I. CORE EQUITY FUND --    Long-term growth of capital.
INSURANCE FUNDS          SERIES I SHARES
(INVESCO VARIABLE
INSURANCE FUNDS)
                         ---------------------------------------------------------------------------
                         INVESCO V.I. INTERNATIONAL GROWTH   Long-term growth of capital.
                         FUND -- SERIES II SHARES
                         ---------------------------------------------------------------------------
                         INVESCO VAN KAMPEN V.I.             to seek capital growth.
                         AMERICAN FRANCHISE FUND --
                         SERIES I SHARES (FORMERLY, INVESCO
                         V.I. CAPITAL APPRECIATION FUND --
                         SERIES I SHARES)
                         ---------------------------------------------------------------------------
                         INVESCO VAN KAMPEN V.I.             Seeks capital growth and income
                         COMSTOCK FUND -- SERIES II SHARES   through investments in equity
                                                             securities, including common stocks,
                                                             preferred stocks and securities
                                                             convertible into common and preferred
                                                             stocks.
                         ---------------------------------------------------------------------------
                         INVESCO VAN KAMPEN V.I. EQUITY      Seeks both capital appreciation and
                         AND INCOME FUND -- SERIES II        current income.
                         SHARES
                         ---------------------------------------------------------------------------
ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN BALANCED          Seeks to maximize total return
VARIABLE PRODUCTS        WEALTH STRATEGY PORTFOLIO --        consistent with the adviser's
SERIES FUND, INC.        CLASS B                             determination of reasonable risk.
                         ---------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GLOBAL            Long-term growth of capital.
                         THEMATIC GROWTH PORTFOLIO --
                         CLASS B
                         ---------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GROWTH AND        Long-term growth of capital.
                         INCOME PORTFOLIO -- CLASS B
                         ---------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN INTERNATIONAL     Long-term growth of capital.
                         VALUE PORTFOLIO -- CLASS B
                         ---------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN LARGE CAP         Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         ---------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN SMALL CAP         Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         ---------------------------------------------------------------------------
AMERICAN CENTURY         VP INFLATION PROTECTION FUND --     The fund pursues long-term total
VARIABLE PORTFOLIOS II,  CLASS II                            return using a strategy that seeks to
INC.                                                         protect against U.S. inflation.
                         ---------------------------------------------------------------------------
BLACKROCK VARIABLE       BLACKROCK BASIC VALUE V.I.          Seeks capital appreciation, and
SERIES FUNDS, INC.       FUND -- CLASS III SHARES            secondarily, income.

                         ---------------------------------------------------------------------------
                         BLACKROCK GLOBAL ALLOCATION V.I.    Seeks high total investment return.
                         FUND -- CLASS III SHARES


                         ---------------------------------------------------------------------------


                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                   AS APPLICABLE)
------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.



------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

------------------------------------------------------------------------
to seek capital growth.                Invesco Advisers, Inc.




------------------------------------------------------------------------
Seeks capital growth and income        Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
------------------------------------------------------------------------
Seeks both capital appreciation and    Invesco Advisers, Inc.
current income.

------------------------------------------------------------------------
Seeks to maximize total return         AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
------------------------------------------------------------------------
Seeks capital appreciation, and        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
               Investment Management, LLC)
------------------------------------------------------------------------
Seeks high total investment return.    BlackRock Advisors, LLC
    (subadvised by BlackRock
                                       Investment Management, LLC and
                                       BlackRock International Limited)
------------------------------------------------------------------------


                       SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                       -----------------------------------------------------------------------------
                       BLACKROCK VALUE OPPORTUNITIES      Seeks long-term growth of capital.
                       V.I. FUND -- CLASS III SHARES

                       -----------------------------------------------------------------------------
COLUMBIA FUNDS         COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
VARIABLE INSURANCE     MARSICO GROWTH FUND -- CLASS 1     capital.
TRUST I                (FORMERLY, COLUMBIA MARSICO
                       GROWTH FUND, VARIABLE SERIES --
                       CLASS A)
                       -----------------------------------------------------------------------------
                       COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
                       MARSICO INTERNATIONAL              capital.
                       OPPORTUNITIES FUND -- CLASS 2
                       (FORMERLY, COLUMBIA MARSICO
                       INTERNATIONAL OPPORTUNITIES FUND,
                       VARIABLE SERIES -- CLASS B)
                       -----------------------------------------------------------------------------
EATON VANCE VARIABLE   VT FLOATING-RATE INCOME FUND       To provide a high level of current
TRUST                                                     income.
                       -----------------------------------------------------------------------------
FEDERATED INSURANCE    FEDERATED HIGH INCOME BOND         Seeks high current income by
SERIES                 FUND II -- SERVICE SHARES          investing in a diversified portfolio of
                                                          high yield, lower-rated corporate
                                                          bonds, commonly referred to as "junk
                                                          bonds."
                       -----------------------------------------------------------------------------
                       FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                       SERVICE SHARES


                       -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP BALANCED PORTFOLIO -- SERVICE  Seeks income and capital growth
INSURANCE PRODUCTS     CLASS 2                            consistent with reasonable risk.
FUND










                       -----------------------------------------------------------------------------
                       VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
                       SERVICE CLASS 2

                       -----------------------------------------------------------------------------
                       VIP DYNAMIC CAPITAL APPRECIATION   Seeks capital appreciation.
                       PORTFOLIO -- SERVICE CLASS 2

                       -----------------------------------------------------------------------------
                       VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                       SERVICE CLASS 2                    will also consider the potential for
                                                          capital appreciation. The fund's goal is
                                                          to achieve a yield which exceeds the
                                                          composite yield on the securities
                                                          comprising the S&P 500(R) Index.
                       -----------------------------------------------------------------------------
                       VIP GROWTH PORTFOLIO --            Seeks to achieve capital appreciation.
                       SERVICE CLASS 2

                       -----------------------------------------------------------------------------
                       VIP GROWTH & INCOME                Seeks high total return through a
                       PORTFOLIO -- SERVICE CLASS 2       combination of current income and
                                                          capital appreciation.
                       -----------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks long-term growth of capital.        BlackRock Advisors, LLC
        (subadvised by BlackRock
                                          Investment Management, LLC)
------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
 Marsico Capital Management, LLC)


------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
        Marsico Capital Management, LLC)



------------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
------------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in a diversified portfolio of   Company
high yield, lower-rated corporate
bonds, commonly referred to as "junk
bonds."
------------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
        Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
------------------------------------------------------------------------------
Seeks income and capital growth           Fidelity Management & Research
consistent with reasonable risk.          Company (FMR) (subadvised by
                    Fidelity Investments Money
                                          Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
------------------------------------------------------------------------------


                    SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                    ------------------------------------------------------------------------------
                    VIP GROWTH OPPORTUNITIES           The fund seeks to provide capital
                    PORTFOLIO -- SERVICE CLASS 2       growth.




                    ------------------------------------------------------------------------------
                    VIP GROWTH STOCK PORTFOLIO --      The fund seeks capital appreciation.
                    SERVICE CLASS 2
                    ------------------------------------------------------------------------------
                    VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                    PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                       capital.
                    ------------------------------------------------------------------------------
                    VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.
                    SERVICE CLASS 2

                    ------------------------------------------------------------------------------
                    VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                    SERVICE CLASS 2

                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
VARIABLE INSURANCE  CLASS 2 SHARES                     income as a secondary goal. The fund
PRODUCTS TRUST                                         normally invests primarily in U.S. and
                                                       foreign equity securities that the
                                                       manager believes are undervalued.
                    ------------------------------------------------------------------------------
                    TEMPLETON GROWTH SECURITIES        Seeks long-term capital growth. The
                    FUND -- CLASS 2 SHARES             fund normally invests primarily in
                                                       equity securities of companies located
                                                       anywhere in the world, including those
                                                       in the U.S. and in emerging markets.
                    ------------------------------------------------------------------------------
GE INVESTMENTS      CORE VALUE EQUITY FUND --          Seeks long-term growth of capital and
FUNDS, INC.         CLASS 1 SHARES                     future income.
                    ------------------------------------------------------------------------------
                    REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                    CLASS 1 SHARES                     current income and capital
                                                       appreciation.
                    ------------------------------------------------------------------------------
                    SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.
                    SHARES






                    ------------------------------------------------------------------------------
                    TOTAL RETURN FUND/1/               Seeks the highest total return,
                                                       composed of current income and
                                                       capital appreciation, as is consistent
                                                       with prudent investment risk.



                    ------------------------------------------------------------------------------
                    U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                    SHARES
                    ------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
The fund seeks to provide capital          FMR (subadvised by FMRC, FMR
growth.                                    U.K., Fidelity Management &
                                           Research (Hong Kong) Limited
                                           (FMR U.K.), and Fidelity
                                           Management & Research (Japan)
                                           Inc. (FMR Japan))
------------------------------------------------------------------------------
The fund seeks capital appreciation.       FMR (subadvised by FMRC, FMR
         U.K., FMR H.K., and FMR Japan)
------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
------------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
------------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Palisade Capital
                                           Management, L.L.C., Champlain
                                           Investment Partners, LLC,
                                           GlobeFlex Capital, LP, Kennedy
                                           Capital Management, Inc. and
                                           SouthernSun Asset Management,
                                           Inc.)
------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by Urdang Securities
capital appreciation, as is consistent     Management, Inc., (for real estate
with prudent investment risk.              related investments only) and
                                           Palisade Capital Management,
                                           L.L.C., (for small-cap equity
                                           investments only))
------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

------------------------------------------------------------------------------

                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.


                        SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                        -------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS MONEY MARKET          Seeks to maximize current income to
INSURANCE TRUST         FUND -- SERVICE SHARES              the extent consistent with the
                                                            preservation of capital and the
                                                            maintenance of liquidity by investing
                                                            exclusively in high quality money
                                                            market instruments.
                        -------------------------------------------------------------------------------
JANUS ASPEN SERIES      BALANCED PORTFOLIO -- SERVICE       Seeks long-term capital growth,
                        SHARES                              consistent with preservation of capital
                                                            and balanced by current income.
                        -------------------------------------------------------------------------------
                        FORTY PORTFOLIO -- SERVICE SHARES   A non-diversified portfolio/1/ that seeks
                                                            long-term growth of capital.
                        -------------------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) INVESTORS GROWTH STOCK       The fund's investment objective is to
INSURANCE TRUST         SERIES -- SERVICE CLASS SHARES      seek capital appreciation.
                        -------------------------------------------------------------------------------
                        MFS(R) TOTAL RETURN SERIES --       The fund's investment objective is to
                        SERVICE CLASS SHARES                seek total return.
                        -------------------------------------------------------------------------------
                        MFS(R) UTILITIES SERIES -- SERVICE  The fund's investment objective is to
                        CLASS SHARES                        seek total return.
                        -------------------------------------------------------------------------------
OPPENHEIMER VARIABLE    OPPENHEIMER BALANCED                The Fund seeks a high total investment
ACCOUNT FUNDS           FUND/VA -- SERVICE SHARES           return, which includes current income
                                                            and capital appreciation.
                        -------------------------------------------------------------------------------
                        OPPENHEIMER CAPITAL                 The Fund seeks capital appreciation by
                        APPRECIATION FUND/VA -- SERVICE     investing in securities of well-known
                        SHARES                              established companies.
                        -------------------------------------------------------------------------------
                        OPPENHEIMER GLOBAL SECURITIES       The Fund seeks long-term capital
                        FUND/VA -- SERVICE SHARES           appreciation by investing a substantial
                                                            portion of its assets in securities of
                                                            foreign issuers, "growth-type"
                                                            companies, cyclical industries and
                                                            special situations that are considered to
                                                            have appreciation possibilities.
                        -------------------------------------------------------------------------------
                        OPPENHEIMER MAIN STREET             The Fund seeks high total return.
                        FUND/VA -- SERVICE SHARES
                        -------------------------------------------------------------------------------
                        OPPENHEIMER MAIN STREET SMALL-      The Fund seeks capital appreciation.
                        & MID- CAP FUND(R)/VA -- SERVICE
                        SHARES
                        -------------------------------------------------------------------------------
PIMCO VARIABLE          ALL ASSET PORTFOLIO -- ADVISOR      Seeks maximum real return consistent
INSURANCE TRUST         CLASS SHARES                        with preservation of real capital and
                                                            prudent investment management.
                        -------------------------------------------------------------------------------
                        HIGH YIELD PORTFOLIO --             Seeks maximum total return,
                        ADMINISTRATIVE CLASS SHARES         consistent with preservation of capital
                                                            and prudent investment management.
                        -------------------------------------------------------------------------------
                        LONG-TERM U.S. GOVERNMENT           Seeks maximum total return,
                        PORTFOLIO -- ADMINISTRATIVE CLASS   consistent with preservation of capital
                        SHARES                              and prudent investment management.
                        -------------------------------------------------------------------------------
                        LOW DURATION PORTFOLIO --           Seeks maximum total return,
                        ADMINISTRATIVE CLASS SHARES         consistent with preservation of capital
                                                            and prudent investment management.
                        -------------------------------------------------------------------------------
                        TOTAL RETURN PORTFOLIO --           Seeks maximum total return,
                        ADMINISTRATIVE CLASS SHARES         consistent with preservation of capital
                                                            and prudent investment management.
                        -------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to maximize current income to        Goldman Sachs Asset Management,
the extent consistent with the             L.P.
preservation of capital and the
maintenance of liquidity by investing
exclusively in high quality money
market instruments.
----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
----------------------------------------------------------------------------
The Fund seeks a high total investment     OppenheimerFunds, Inc.
return, which includes current income
and capital appreciation.
----------------------------------------------------------------------------
The Fund seeks capital appreciation by     OppenheimerFunds, Inc.
investing in securities of well-known
established companies.
----------------------------------------------------------------------------
The Fund seeks long-term capital           OppenheimerFunds, Inc.
appreciation by investing a substantial
portion of its assets in securities of
foreign issuers, "growth-type"
companies, cyclical industries and
special situations that are considered to
have appreciation possibilities.
----------------------------------------------------------------------------
The Fund seeks high total return.          OppenheimerFunds, Inc.

----------------------------------------------------------------------------
The Fund seeks capital appreciation.       OppenheimerFunds, Inc.


----------------------------------------------------------------------------
Seeks maximum real return consistent       Pacific Investment Management
with preservation of real capital and      Company LLC
prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
----------------------------------------------------------------------------


                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                                ADVISER (AND SUB-ADVISER(S),
                       SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE                  AS APPLICABLE)
                       ---------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO -- CLASS II    Seeks long-term growth of capital.  Prudential Investments LLC
FUND                   SHARES                                                                (subadvised by Jennison Associates
                                                                                             LLC)
                       ---------------------------------------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO -- Seeks long-term growth of capital.  Prudential Investments LLC
                       CLASS II SHARES                                                       (subadvised by Jennison Associates
                                                                                             LLC)
                       ---------------------------------------------------------------------------------------------------------
                       NATURAL RESOURCES PORTFOLIO --    Seeks long-term growth of capital.  Prudential Investments LLC
                       CLASS II SHARES                                                       (subadvised by Jennison Associates
                                                                                             LLC)
                       ---------------------------------------------------------------------------------------------------------
Wells Fargo Variable   WELLS FARGO ADVANTAGE VT OMEGA    The fund seeks long-term capital    Wells Fargo Funds Management,
Trust                  GROWTH FUND -- CLASS 2            appreciation.                       LLC (sub-advised by Wells Capital
                                                                                             Management Incorporated)
                       ---------------------------------------------------------------------------------------------------------

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                 ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN         INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ------------------------------------------------------------------------------------------
JANUS ASPEN SERIES   OVERSEAS PORTFOLIO --   Seeks long-term growth of capital.  Janus Capital Management LLC
                     SERVICE SHARES
                    ------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                        SUBACCOUNT INVESTING IN                 INVESTMENT OBJECTIVE
                        -----------------------------------------------------------------------
FIDELITY(R) VARIABLE    VIP ASSET MANAGER/SM/          Seeks to obtain high total return with
INSURANCE PRODUCTS      PORTFOLIOS -- SERVICE CLASS 2  reduced risk over the long term by
FUND                                                   allocating its assets among stocks,
                                                       bonds, and short-term instruments.









                        -----------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS MID CAP VALUE    Seeks long-term capital appreciation.
INSURANCE TRUST         FUND
                        -----------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) NEW DISCOVERY SERIES -- The fund's investment objective is to
INSURANCE TRUST         SERVICE CLASS SHARES           seek capital appreciation.
                        -----------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
 L.P.
----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation.              Company
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:


                         SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                         ----------------------------------------------------------------------------
AIM VARIABLE INSURANCE   INVESCO VAN KAMPEN V.I.              to seek capital growth.
FUNDS (INVESCO VARIABLE  AMERICAN FRANCHISE FUND --
INSURANCE FUNDS)         SERIES II SHARES (FORMERLY, INVESCO
                         VAN KAMPEN V.I. CAPITAL GROWTH
                         FUND -- SERIES II SHARES)
                         ----------------------------------------------------------------------------
LEGG MASON PARTNERS      LEGG MASON CLEARBRIDGE VARIABLE      Seeks a high level of current income.
VARIABLE EQUITY TRUST    EQUITY INCOME BUILDER                Long-term capital appreciation is a
                         PORTFOLIO -- CLASS II                secondary objective.
                         ----------------------------------------------------------------------------

                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                    AS APPLICABLE)
-------------------------------------------------------------------------
to seek capital growth.                Invesco Advisers, Inc.




-------------------------------------------------------------------------
Seeks a high level of current income.  Legg Mason Partners Fund Advisor,
Long-term capital appreciation is a    LLC (subadvised by ClearBridge
secondary objective.                   Advisors, LLC)
-------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after September 8, 2008:



                       SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE
                       --------------------------------------------------------------------------
AIM VARIABLE           INVESCO VAN KAMPEN V.I. VALUE    Long-term growth of capital.
INSURANCE FUNDS/ /     OPPORTUNITIES FUND -- SERIES II
(INVESCO VARIABLE      SHARES (FORMERLY, INVESCO V.I.
INSURANCE FUNDS)       BASIC VALUE FUND -- SERIES II
                       SHARES)
                       --------------------------------------------------------------------------
BLACKROCK VARIABLE     BLACKROCK LARGE CAP GROWTH V.I.  Seeks long-term capital growth.
SERIES FUNDS, INC.     FUND -- CLASS III SHARES

                       --------------------------------------------------------------------------
GE INVESTMENTS         INCOME FUND -- CLASS 1 SHARES    Seeks maximum income consistent
FUNDS, INC.                                             with prudent investment management
                                                        and the preservation of capital.
                       --------------------------------------------------------------------------
                       PREMIER GROWTH EQUITY            Seeks long-term growth of capital and
                       FUND -- CLASS 1 SHARES           future income rather than current
                                                        income.
                       --------------------------------------------------------------------------
                       S&P 500(R) INDEX FUND/1/         Seeks growth of capital and
                                                        accumulation of income that
                                                        corresponds to the investment return of
                                                        the S&P 500(R) Composite Stock Index.
                       --------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE  Seeks capital appreciation.
VARIABLE EQUITY TRUST  AGGRESSIVE GROWTH PORTFOLIO --
                       CLASS II
                       --------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE  Seeks long-term capital growth.
                       FUNDAMENTAL ALL CAP VALUE        Current income is a secondary
                       PORTFOLIO -- CLASS I             consideration.
                       --------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) INVESTORS TRUST           The fund's investment objective is to
INSURANCE TRUST        SERIES -- SERVICE CLASS SHARES   seek capital appreciation.
                       --------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER SMALL- & MID-CAP     The fund seeks capital appreciation by
ACCOUNT FUNDS          GROWTH FUND/VA -- SERVICE        investing in "growth type" companies.
                       SHARES
                       --------------------------------------------------------------------------
RYDEX VARIABLE TRUST   NASDAQ-100(R) FUND/2/            Seeks to provide investment results
                                                        that correspond to a benchmark for
                                                        over-the-counter securities. The
                                                        portfolio's current benchmark is the
                                                        NASDAQ 100 Index(TM).
                       --------------------------------------------------------------------------


                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
---------------------------------------------------------------------------
Long-term growth of capital.             Invesco Advisers, Inc.




---------------------------------------------------------------------------
Seeks long-term capital growth.          BlackRock Advisors, LLC
 (subadvised by BlackRock
                                         Investment Management, LLC)
---------------------------------------------------------------------------
Seeks maximum income consistent          GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
---------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income rather than current
income.
---------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
the S&P 500(R) Composite Stock Index.
---------------------------------------------------------------------------
Seeks capital appreciation.              Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
         Advisors, LLC)
---------------------------------------------------------------------------
Seeks long-term capital growth.          Legg Mason Partners Fund Advisor,
Current income is a secondary            LLC (subadvised by ClearBridge
consideration.                           Advisors, LLC)
---------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company
---------------------------------------------------------------------------
The fund seeks capital appreciation by   OppenheimerFunds, Inc.
investing in "growth type" companies.

---------------------------------------------------------------------------
Seeks to provide investment results      Guggenheim Investments
that correspond to a benchmark for
over-the-counter securities. The
portfolio's current benchmark is the
NASDAQ 100 Index(TM).
---------------------------------------------------------------------------



                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                    /2/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.


The following Portfolios are not available to contracts issued on or after January 5, 2009:

                                                                                   ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN           INVESTMENT OBJECTIVE               AS APPLICABLE)
                    --------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES  Seeks to maximize income while       Franklin Advisers, Inc.
VARIABLE INSURANCE  FUND -- CLASS 2 SHARES      maintaining prospects for capital
PRODUCTS TRUST                                  appreciation. The fund normally
                                                invests in both equity and debt
                                                securities.
                    --------------------------------------------------------------------------------------------

                                                                            ADVISER (AND SUB-ADVISER(S),
  SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE                  AS APPLICABLE)
  ---------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON VIP FOUNDING   Seeks capital appreciation, with      Franklin Templeton Services, LLC
  FUNDS ALLOCATION FUND -- CLASS 2  income as a secondary goal. The fund  (the fund's administrator)
  SHARES/1/                         normally invests equal portions in
                                    Class 1 shares of Franklin Income
                                    Securities Fund; Mutual Shares
                                    Securities Fund; and Templeton
                                    Growth Securities Fund.
  ---------------------------------------------------------------------------------------------------------

                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this Portfolio.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

                       SUPPLEMENT DATED JUNE 1, 2012 TO


                       PROSPECTUS DATED MAY 1, 2012 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


On May 25, 2012, the Board of Directors (the "Board") of GE Investments Funds, Inc. voted to liquidate and terminate the GE Investments Money Market Fund and the GE Investments Mid-Cap Equity Fund (each, a "Portfolio").


IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON AUGUST 3, 2012. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON AUGUST 3, 2012 TO THE GOLDMAN SACHS VARIABLE INSURANCE TRUST -- MONEY MARKET FUND.


Effective August 3, 2012, the Goldman Sachs Variable Insurance Trust -- Money Market Fund will be added to your Contract. All references to the GE Investments Money Market Fund in the prospectus will be deleted and replaced with Goldman Sachs Variable Insurance Trust -- Money Market Fund. In the "Subaccounts" section of the prospectus, the Portfolio will be deleted and replaced with the following:


                                                                                        ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN             INVESTMENT OBJECTIVE                   AS APPLICABLE)
                    ---------------------------------------------------------------------------------------------------
GOLDMAN SACHS       GOLDMAN SACHS MONEY MARKET  The Fund seeks to maximize current     Goldman Sachs Asset Management,
VARIABLE INSURANCE  FUND -- SERVICE SHARES      income to the extent consistent with   L.P.
TRUST                                           the preservation of capital and the
                                                maintenance of liquidity by investing
                                                exclusively in high quality money
                                                market instruments.
                    ---------------------------------------------------------------------------------------------------


17528 SUPPA 06/01/12

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to August 3, 2012 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

SUBACCOUNTS


                          SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                          ---------------------------------------------------------------------------
AIM VARIABLE INSURANCE    INVESCO V.I. CORE EQUITY FUND --    Long-term growth of capital.
FUNDS (INVESCO VARIABLE    SERIES I SHARES
INSURANCE FUNDS)
                          ---------------------------------------------------------------------------
                          INVESCO V.I. INTERNATIONAL GROWTH   Long-term growth of capital.
                          FUND -- SERIES II SHARES
                          ---------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I.             to seek capital growth.
                          AMERICAN FRANCHISE FUND --
                          SERIES I SHARES (FORMERLY, INVESCO
                          V.I. CAPITAL APPRECIATION FUND --
                          SERIES I SHARES)
                          ---------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I.             Seeks capital growth and income
                          COMSTOCK FUND -- SERIES II SHARES   through investments in equity
                                                              securities, including common stocks,
                                                              preferred stocks and securities
                                                              convertible into common and preferred
                                                              stocks.
                          ---------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I. EQUITY      Seeks both capital appreciation and
                          AND INCOME FUND -- SERIES II        current income.
                          SHARES
                          ---------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I. VALUE       Long-term growth of capital.
                          OPPORTUNITIES FUND -- SERIES II
                          SHARES (FORMERLY, INVESCO V.I.
                          BASIC VALUE FUND -- SERIES II
                          SHARES)
                          ---------------------------------------------------------------------------
ALLIANCEBERNSTEIN         ALLIANCEBERNSTEIN BALANCED          Seeks to maximize total return
VARIABLE PRODUCTS SERIES  WEALTH STRATEGY PORTFOLIO --        consistent with the adviser's
FUND, INC.                 CLASS B                            determination of reasonable risk.
                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN GLOBAL            Long-term growth of capital.
                          THEMATIC GROWTH PORTFOLIO --
                           CLASS B
                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN GROWTH AND        Long-term growth of capital.
                          INCOME PORTFOLIO -- CLASS B
                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN INTERNATIONAL     Long-term growth of capital.
                          VALUE PORTFOLIO -- CLASS B
                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN LARGE CAP         Long-term growth of capital.
                          GROWTH PORTFOLIO -- CLASS B
                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN SMALL CAP         Long-term growth of capital.
                          GROWTH FUND -- CLASS B
                          ---------------------------------------------------------------------------
AMERICAN CENTURY          VP INFLATION PROTECTION FUND --     The fund pursues long-term total
VARIABLE PORTFOLIOS II,    CLASS II                           return using a strategy that seeks to
INC.                                                          protect against U.S. inflation.
                          ---------------------------------------------------------------------------
BLACKROCK VARIABLE        BLACKROCK BASIC VALUE V.I.          Seeks capital appreciation, and
SERIES FUNDS, INC.        FUND -- CLASS III SHARES            secondarily, income.

                          ---------------------------------------------------------------------------

                                       ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                 AS APPLICABLE)
--------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.


--------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

--------------------------------------------------------------------
to seek capital growth.                Invesco Advisers, Inc.




--------------------------------------------------------------------
Seeks capital growth and income        Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
--------------------------------------------------------------------
Seeks both capital appreciation and    Invesco Advisers, Inc.
current income.

--------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.




--------------------------------------------------------------------
Seeks to maximize total return         AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
--------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


--------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

--------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

--------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

--------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

--------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
--------------------------------------------------------------------
Seeks capital appreciation, and        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
                                       Investment Management, LLC)
--------------------------------------------------------------------


                         SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                         -----------------------------------------------------------------------------
                         BLACKROCK GLOBAL ALLOCATION V.I.    Seeks high total investment return.
                         FUND -- CLASS III SHARES


                         -----------------------------------------------------------------------------
                         BLACKROCK LARGE CAP GROWTH V.I.     Seeks long-term capital growth.
                         FUND -- CLASS III SHARES

                         -----------------------------------------------------------------------------
                         BLACKROCK VALUE OPPORTUNITIES       Seeks long-term growth of capital.
                         V.I. FUND -- CLASS III SHARES

                         -----------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  COLUMBIA VARIABLE PORTFOLIO --      The fund seeks long-term growth of
INSURANCE TRUST I        MARSICO GROWTH FUND -- CLASS 1      capital.
                         (FORMERLY, COLUMBIA MARSICO
                         GROWTH FUND, VARIABLE SERIES --
                         CLASS A)
                         -----------------------------------------------------------------------------
                         COLUMBIA VARIABLE PORTFOLIO --      The fund seeks long-term growth of
                         MARSICO INTERNATIONAL               capital.
                         OPPORTUNITIES FUND -- CLASS 2
                         (FORMERLY, COLUMBIA MARSICO
                         INTERNATIONAL OPPORTUNITIES FUND,
                         VARIABLE SERIES -- CLASS B)
                         -----------------------------------------------------------------------------
EATON VANCE VARIABLE     VT FLOATING-RATE INCOME FUND        To provide a high level of current
TRUST                                                        income.
                         -----------------------------------------------------------------------------
FEDERATED INSURANCE      FEDERATED HIGH INCOME BOND          Seeks high current income by
SERIES                   FUND II -- SERVICE SHARES           investing in a diversified portfolio of
                                                             high yield, lower-rated corporate
                                                             bonds, commonly referred to as "junk
                                                             bonds."
                         -----------------------------------------------------------------------------
                         FEDERATED KAUFMANN FUND II --       Seeks capital appreciation.
                         SERVICE SHARES


                         -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP BALANCED PORTFOLIO --  SERVICE  Seeks income and capital growth
INSURANCE PRODUCTS       CLASS 2                             consistent with reasonable risk.
FUND










                         -----------------------------------------------------------------------------
                         VIP CONTRAFUND(R) PORTFOLIO --      Seeks long-term capital appreciation.
                         SERVICE CLASS 2

                         -----------------------------------------------------------------------------
                         VIP DYNAMIC CAPITAL APPRECIATION    Seeks capital appreciation.
                         PORTFOLIO -- SERVICE CLASS 2

                         -----------------------------------------------------------------------------

                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks high total investment return.      BlackRock Advisors, LLC
      (subadvised by BlackRock
                                         Investment Management, LLC and
                                         BlackRock International Limited)
-----------------------------------------------------------------------------
Seeks long-term capital growth.          BlackRock Advisors, LLC
      (subadvised by BlackRock
                                         Investment Management, LLC)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.       BlackRock Advisors, LLC
      (subadvised by BlackRock
                                         Investment Management, LLC)
-----------------------------------------------------------------------------
The fund seeks long-term growth of       Columbia Management Investment
capital.                                 Advisers, LLC (subadvised by
      Marsico Capital Management, LLC)


-----------------------------------------------------------------------------
The fund seeks long-term growth of       Columbia Management Investment
capital.                                 Advisers, LLC (subadvised by
      Marsico Capital Management, LLC)



-----------------------------------------------------------------------------
To provide a high level of current       Eaton Vance Management
income.
-----------------------------------------------------------------------------
Seeks high current income by             Federated Investment Management
investing in a diversified portfolio of  Company
high yield, lower-rated corporate
bonds, commonly referred to as "junk
bonds."
-----------------------------------------------------------------------------
Seeks capital appreciation.              Federated Equity Management
      Company of Pennsylvania
                                         (subadvised by Federated Global
                                         Investment Management Corp.)
-----------------------------------------------------------------------------
Seeks income and capital growth          Fidelity Management & Research
consistent with reasonable risk.         Company (FMR) (subadvised by
                 Fidelity Investments Money
                                         Management, Inc. (FIMM), FMR
                                         Co., Inc. (FMRC), Fidelity Research
                                         & Analysis Company (FRAC),
                                         Fidelity Management & Research
                                         (U.K.) Inc. (FMR U.K.), Fidelity
                                         International Investment Advisors
                                         (FIIA), Fidelity International
                                         Investment Advisors (U.K.) Limited
                                         (FIIA(U.K.)L), and Fidelity
                                         Investments Japan Limited (FIJ))
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.    FMR (subadvised by FMRC, FRAC,
      FMR U.K., FIIA, FIIA(U.K.)L, and
                                         FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation.              FMR (subadvised by FMRC, FRAC,
      FMR U.K., FIIA, FIIA(U.K.)L, and
                                         FIJ)
-----------------------------------------------------------------------------


                    SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                    ------------------------------------------------------------------------------
                    VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                    SERVICE CLASS 2                    will also consider the potential for
                                                       capital appreciation. The fund's goal is
                                                       to achieve a yield which exceeds the
                                                       composite yield on the securities
                                                       comprising the S&P 500(R) Index.
                    ------------------------------------------------------------------------------
                    VIP GROWTH PORTFOLIO --            Seeks to achieve capital appreciation.
                    SERVICE CLASS 2

                    ------------------------------------------------------------------------------
                    VIP GROWTH & INCOME                Seeks high total return through a
                    PORTFOLIO -- SERVICE CLASS 2       combination of current income and
                                                       capital appreciation.
                    ------------------------------------------------------------------------------
                    VIP GROWTH OPPORTUNITIES           The fund seeks to provide capital
                    PORTFOLIO -- SERVICE CLASS 2       growth.




                    ------------------------------------------------------------------------------
                    VIP GROWTH STOCK                   The fund seeks capital appreciation.
                    PORTFOLIO -- SERVICE CLASS 2
                    ------------------------------------------------------------------------------
                    VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                    PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                       capital.
                    ------------------------------------------------------------------------------
                    VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.
                    SERVICE CLASS 2

                    ------------------------------------------------------------------------------
                    VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                    SERVICE CLASS 2

                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES         Seeks to maximize income while
VARIABLE INSURANCE  FUND -- CLASS 2 SHARES             maintaining prospects for capital
PRODUCTS TRUST                                         appreciation. The fund normally
                                                       invests in both equity and debt
                                                       securities.
                    ------------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VIP FOUNDING    Seeks capital appreciation, with
                    FUNDS ALLOCATION FUND -- CLASS 2   income as a secondary goal. The fund
                    SHARES/1/                          normally invests equal portions in
                                                       Class 1 shares of Franklin Income
                                                       Securities Fund; Mutual Shares
                                                       Securities Fund; and Templeton
                                                       Growth Securities Fund.
                    ------------------------------------------------------------------------------
                    MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
                    CLASS 2 SHARES                     income as a secondary goal. The fund
                                                       normally invests primarily in U.S. and
                                                       foreign equity securities that the
                                                       manager believes are undervalued.
                    ------------------------------------------------------------------------------
                    TEMPLETON GROWTH SECURITIES        Seeks long-term capital growth. The
                    FUND -- CLASS 2 SHARES             fund normally invests primarily in
                                                       equity securities of companies located
                                                       anywhere in the world, including those
                                                       in the U.S. and in emerging markets.
                    ------------------------------------------------------------------------------
GE INVESTMENTS      CORE VALUE EQUITY FUND --          Seeks long-term growth of capital and
FUNDS, INC.         CLASS 1 SHARES                     future income.
                    ------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
-----------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
-----------------------------------------------------------------------------
The fund seeks to provide capital          FMR (subadvised by FMRC, FMR
growth.                                    U.K., Fidelity Management &
                                           Research (Hong Kong) Limited
                                           (FMR H.K.), and Fidelity
                                           Management & Research (Japan)
                                           Inc. (FMR Japan))
-----------------------------------------------------------------------------
The fund seeks capital appreciation.       FMR (subadvised by FMRC, FMR
         U.K., and FMR Japan)
-----------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks to maximize income while             Franklin Advisers, Inc.
maintaining prospects for capital
appreciation. The fund normally
invests in both equity and debt
securities.
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Templeton Services, LLC
income as a secondary goal. The fund       (the fund's administrator)
normally invests equal portions in
Class 1 shares of Franklin Income
Securities Fund; Mutual Shares
Securities Fund; and Templeton
Growth Securities Fund.
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
-----------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------

                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this fund.


                       SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                       ------------------------------------------------------------------------------
                       INCOME FUND -- CLASS 1 SHARES      Seeks maximum income consistent
                                                          with prudent investment management
                                                          and the preservation of capital.
                       ------------------------------------------------------------------------------
                       PREMIER GROWTH EQUITY FUND --      Seeks long-term growth of capital and
                       CLASS 1 SHARES                     future income rather than current
                                                          income.
                       ------------------------------------------------------------------------------
                       REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                       CLASS 1 SHARES                     current income and capital
                                                          appreciation.
                       ------------------------------------------------------------------------------
                       S&P 500(R) INDEX FUND/1/           Seeks growth of capital and
                                                          accumulation of income that
                                                          corresponds to the investment return of
                                                          the S&P 500(R) Composite Stock Index.
                       ------------------------------------------------------------------------------
                       SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.
                       SHARES






                       ------------------------------------------------------------------------------
                       TOTAL RETURN FUND/2/               Seeks the highest total return,
                                                          composed of current income and
                                                          capital appreciation, as is consistent
                                                          with prudent investment risk.



                       ------------------------------------------------------------------------------
                       U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                       SHARES
                       ------------------------------------------------------------------------------
GOLDMAN SACHS          GOLDMAN SACHS MONEY MARKET         Seeks to maximize current income to
VARIABLE INSURANCE     FUND -- SERVICE SHARES             the extent consistent with the
TRUST                                                     preservation of capital and the
                                                          maintenance of liquidity by investing
                                                          exclusively in high quality money
                                                          market instruments.
                       ------------------------------------------------------------------------------
JANUS ASPEN SERIES     BALANCED PORTFOLIO -- SERVICE      Seeks long-term capital growth,
                       SHARES                             consistent with preservation of capital
                                                          and balanced by current income.
                       ------------------------------------------------------------------------------
                       FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/3/ that seeks long-term growth of capital.
                       ------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE    Seeks capital appreciation.
VARIABLE EQUITY TRUST  AGGRESSIVE GROWTH PORTFOLIO --
                       CLASS II
                       ------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks maximum income consistent            GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income rather than current
income.
-----------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
-----------------------------------------------------------------------------
Seeks growth of capital and                GE Asset Management Incorporated
accumulation of income that                (subadvised by SSgA Funds
corresponds to the investment return of    Management, Inc.)
the S&P 500(R) Composite Stock Index.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Palisade Capital
                                           Management, L.L.C, Champlain
                                           Investment Partners, LLC,
                                           GlobeFlex Capital, LP, Kennedy
                                           Capital Management, Inc. and
                                           SouthernSun Asset Management,
                                           Inc.)
-----------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by Urdang Securities
capital appreciation, as is consistent     Management, Inc. (for real estate
with prudent investment risk.              related investments only) and
                                           Palisade Capital Management,
                                           L.L.C. (for small-cap equity
                                           investments only))
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-----------------------------------------------------------------------------
Seeks to maximize current income to        Goldman Sachs Asset Management,
the extent consistent with the             L.P.
preservation of capital and the
maintenance of liquidity by investing
exclusively in high quality money
market instruments.
-----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-----------------------------------------------------------------------------
A non-diversified portfolio/3/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
Seeks capital appreciation.                Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
         Advisors, LLC)
-----------------------------------------------------------------------------



                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                    /2/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /3/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                       SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                       -------------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE     Seeks long-term capital growth.
                       FUNDAMENTAL ALL CAP VALUE           Current income is a secondary
                       PORTFOLIO -- CLASS I                consideration.
                       -------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) INVESTORS GROWTH STOCK       The fund's investment objective is to
INSURANCE TRUST        SERIES -- SERVICE CLASS SHARES      seek capital appreciation.
                       -------------------------------------------------------------------------------
                       MFS(R) INVESTORS TRUST SERIES --    The fund's investment objective is to
                       SERVICE CLASS SHARES                seek capital appreciation.
                       -------------------------------------------------------------------------------
                       MFS(R) TOTAL RETURN SERIES --       The fund's investment objective is to
                       SERVICE CLASS SHARES                seek total return.
                       -------------------------------------------------------------------------------
                       MFS(R) UTILITIES SERIES -- SERVICE  The fund's investment objective is to
                       CLASS SHARES                        seek total return.
                       -------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER BALANCED                The Fund seeks a high total investment
ACCOUNT FUNDS          FUND/VA -- SERVICE SHARES           return, which includes current income
                                                           and capital appreciation.
                       -------------------------------------------------------------------------------
                       OPPENHEIMER CAPITAL                 The Fund seeks capital appreciation by
                       APPRECIATION FUND/VA -- SERVICE     investing in securities of well-known
                       SHARES                              established companies.
                       -------------------------------------------------------------------------------
                       OPPENHEIMER GLOBAL SECURITIES       The Fund seeks long-term capital
                       FUND/VA -- SERVICE SHARES           appreciation by investing a substantial
                                                           portion of its assets in securities of
                                                           foreign issuers, "growth-type"
                                                           companies, cyclical industries and
                                                           special situations that are considered to
                                                           have appreciation possibilities.
                       -------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET             The Fund seeks high total return.
                       FUND/VA -- SERVICE SHARES
                       -------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET SMALL-      The Fund seeks capital appreciation.
                       & MID- CAP FUND(R)/VA -- SERVICE
                       SHARES
                       -------------------------------------------------------------------------------
                       OPPENHEIMER SMALL- & MID-CAP        The Fund seeks capital appreciation by
                       GROWTH FUND/VA -- SERVICE           investing in "growth type" companies.
                       SHARES
                       -------------------------------------------------------------------------------
PIMCO VARIABLE         ALL ASSET PORTFOLIO -- ADVISOR      Seeks maximum real return consistent
INSURANCE TRUST        CLASS SHARES                        with preservation of real capital and
                                                           prudent investment management.
                       -------------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --             Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES         consistent with preservation of capital
                                                           and prudent investment management.
                       -------------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT           Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS   consistent with preservation of capital
                       SHARES                              and prudent investment management.
                       -------------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --           Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES         consistent with preservation of capital
                                                           and prudent investment management.
                       -------------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --           Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES         consistent with preservation of capital
                                                           and prudent investment management.
                       -------------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO -- CLASS II      Seeks long-term growth of capital.
FUND                   SHARES

                       -------------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO --   Seeks long-term growth of capital.
                       CLASS II SHARES

                       -------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks long-term capital growth.            Legg Mason Partners Fund Advisor,
Current income is a secondary              LLC (subadvised by ClearBridge
consideration.                             Advisors, LLC)
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial
seek total return.                         Services Company
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
------------------------------------------------------------------------------
The Fund seeks a high total investment     OppenheimerFunds, Inc.
return, which includes current income
and capital appreciation.
------------------------------------------------------------------------------
The Fund seeks capital appreciation by     OppenheimerFunds, Inc.
investing in securities of well-known
established companies.
------------------------------------------------------------------------------
The Fund seeks long-term capital           OppenheimerFunds, Inc.
appreciation by investing a substantial
portion of its assets in securities of
foreign issuers, "growth-type"
companies, cyclical industries and
special situations that are considered to
have appreciation possibilities.
------------------------------------------------------------------------------
The Fund seeks high total return.          OppenheimerFunds, Inc.

------------------------------------------------------------------------------
The Fund seeks capital appreciation.       OppenheimerFunds, Inc.


------------------------------------------------------------------------------
The Fund seeks capital appreciation by     OppenheimerFunds, Inc.
investing in "growth type" companies.

------------------------------------------------------------------------------
Seeks maximum real return consistent       Pacific Investment Management
with preservation of real capital and      Company LLC
prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
 (subadvised by Jennison Associates
                                           LLC)
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
        (subadvised by Jennison Associates
                                           LLC)
------------------------------------------------------------------------------

                                                                                             ADVISER (AND SUB-ADVISER(S),
                 SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE                     AS APPLICABLE)
                 ------------------------------------------------------------------------------------------------------------
                 NATURAL RESOURCES PORTFOLIO --  Seeks long-term growth of capital.       Prudential Investments LLC
                 CLASS II SHARES                                                          (subadvised by Jennison Associates
                                                                                          LLC)
                 ------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE   NASDAQ-100(R) FUND/1/           Seeks to provide investment results      Guggenheim Investments
TRUST                                            that correspond to a benchmark for
                                                 over-the-counter securities. The fund's
                                                 current benchmark is the NASDAQ
                                                 100 Index(TM).
                 ------------------------------------------------------------------------------------------------------------
WELLS FARGO      WELLS FARGO ADVANTAGE VT OMEGA  The fund seeks long-term capital         Wells Fargo Funds Management,
VARIABLE TRUST   GROWTH FUND -- CLASS 2          appreciation.                            LLC (sub-advised by Wells Capital
                                                                                          Management Incorporated)
                 ------------------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2003:

                                                                                              ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE                  AS APPLICABLE)
                    --------------------------------------------------------------------------------------------------------
DREYFUS             THE DREYFUS SOCIALLY RESPONSIBLE   Seeks capital growth, with current     The Dreyfus Corporation
                    GROWTH FUND, INC. -- INITIAL       income as a secondary goal.
                    SHARES
                    --------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  ENTERPRISE PORTFOLIO -- SERVICE    Seeks long-term growth of capital.     Janus Capital Management LLC
                    SHARES
                    --------------------------------------------------------------------------------------------------------
                    GLOBAL TECHNOLOGY PORTFOLIO --     Seeks long-term growth of capital.     Janus Capital Management LLC
                    SERVICE SHARES
                    --------------------------------------------------------------------------------------------------------
                    JANUS PORTFOLIO -- SERVICE SHARES  Seeks long-term growth of capital.     Janus Capital Management LLC
                    --------------------------------------------------------------------------------------------------------
                    WORLDWIDE PORTFOLIO -- SERVICE     Seeks long-term growth of capital.     Janus Capital Management LLC
                    SHARES
                    --------------------------------------------------------------------------------------------------------
PIMCO VARIABLE      FOREIGN BOND PORTFOLIO (U.S.       Seeks maximum total return consistent  Pacific Investment Management
INSURANCE TRUST     DOLLAR HEDGED) -- ADMINISTRATIVE   with the preservation of capital and   Company LLC
                    CLASS SHARES                       prudent investment management.
                    --------------------------------------------------------------------------------------------------------

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                       ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN               INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  OVERSEAS PORTFOLIO -- SERVICE  Seeks long-term growth of capital.  Janus Capital Management LLC
                    SHARES
                    ------------------------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                       SUBACCOUNT INVESTING IN                 INVESTMENT OBJECTIVE
                       -----------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP ASSET MANAGER/SM/          Seeks to obtain high total return with
INSURANCE PRODUCTS     PORTFOLIOS -- SERVICE CLASS 2  reduced risk over the long-term by
FUND                                                  allocating its assets among stocks,
                                                      bonds, and short-term instruments.









                       -----------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long-term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------

                                                                                                ADVISER (AND SUB-ADVISER(S),
                        SUBACCOUNT INVESTING IN                INVESTMENT OBJECTIVE                   AS APPLICABLE)
                        -------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS MID CAP VALUE    Seeks long-term capital appreciation.  Goldman Sachs Asset Management,
INSURANCE TRUST         FUND                                                                  L.P.
                        -------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) NEW DISCOVERY SERIES -- The fund's investment objective is to  Massachusetts Financial Services
INSURANCE TRUST         SERVICE CLASS SHARES           seek capital appreciation.             Company
                        -------------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:


                       SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                       ----------------------------------------------------------------------------
AIM VARIABLE           INVESCO VAN KAMPEN V.I.              to seek capital growth.
INSURANCE FUNDS        AMERICAN FRANCHISE FUND --
(INVESCO VARIABLE      SERIES II SHARES (FORMERLY, INVESCO
INSURANCE FUNDS)       VAN KAMPEN V.I. CAPITAL GROWTH
                       FUND -- SERIES II SHARES)
                       ----------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE      Seeks a high level of current income.
VARIABLE EQUITY TRUST  EQUITY INCOME BUILDER                Long-term capital appreciation is a
                       PORTFOLIO -- CLASS II                secondary objective.
                       ----------------------------------------------------------------------------

                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                    AS APPLICABLE)
-------------------------------------------------------------------------
to seek capital growth.                Invesco Advisers, Inc.




-------------------------------------------------------------------------
Seeks a high level of current income.  Legg Mason Partners Fund Advisor,
Long-term capital appreciation is a    LLC (subadvised by ClearBridge
secondary objective.                   Advisors, LLC)
-------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

   Part A and Part B of Post-Effective Amendment No. 45 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 26, 2012, and the forms of prospectus and Statement of Additional Information filed thereafter pursuant to Rule 497 under the Securities Act of 1933, are incorporated by reference into this Post-Effective Amendment No. 46 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (A) FINANCIAL STATEMENTS

   All required financial statements are included in Part B of this Registration Statement.

   (B) EXHIBITS

 (1)(a)     Resolution of Board of Directors of The Life Insurance Company of
            Virginia authorizing the Establishment of Life of Virginia Separate
            Account 4. Previously filed on May 1, 1998 with Post-Effective
            Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

 (1)(a)(i) Resolution of the Board of Directors of GE Life & Annuity authorizing the change in name of Life of Virginia Separate Account 4 to GE Life
            & Annuity Separate Account 4. Previously filed on July 17, 1998 with
            Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 033-76334.

 (1)(b)     Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name of GE Life and Annuity
            Assurance Company to Genworth Life and Annuity Insurance Company.
            Previously filed on January 3, 2006 with Post-Effective Amendment
            No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

 (1)(b)(i)  Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name GE Life & Annuity Separate
            Account 4 to Genworth Life & Annuity VA Separate Account 1.
            Previously filed on January 3, 2006 with Post-Effective Amendment
            No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

 (2)        Not Applicable.

 (3)(a) Underwriting Agreement between GE Life and Annuity Assurance Company and Capital Brokerage Corporation. Previously filed on December 12,
            2001 with Pre-Effective Amendment No. 1 to Form S-1 for GE Life and
            Annuity Assurance Company, Registration No. 333-69786.

    (b)     Dealer Sales Agreement. Previously filed on December 12, 2001 with
            Pre-Effective Amendment No. 1 to Form S-1 for GE Life and Annuity
            Assurance Company, Registration No. 333-69786.

 (4)(a)     Contract Form P1154 4/00. Previously filed on September 2, 2000 with
            Post-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-31172.

    (b)     Endorsements to Contract.

    (b)(i) Terminal Illness Nursing Home Endorsement P5122 10/98. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334

    (b)(ii) IRA Endorsement P5090F 7/97. Previously filed on May 1, 1998 with
            Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 033-76334

    (b)(ii)(a)  IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 33 to Form N-4 for Genworth Life &
                Annuity VA Separate Account 1, Registration No. 333-31172.

    (b)(iii)    Roth IRA P5100 6/99. Previously filed on May 1, 1998 with
                Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
                Separate Account 4, Registration No. 033-76334

    (b)(iii)(a) Roth IRA Endorsement P5365 8/07. Previously filed on November 27,
                2007 with Post-Effective Amendment No. 33 to Form N-4 for Genworth
                Life & Annuity VA Separate Account 1, Registration No. 333-31172.

    (b)(iv)     Optional Death Benefit Rider P5135 4/00. Previously filed on December
                18, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life &
                Annuity Separate Account 4, Registration No. 333-62695.

    (b)(v)      Optional Enhanced Death Benefit Rider P5140 8/00. Previously filed on
                September 1, 2000 with Post-Effective Amendment 1 to Form N-4 for GE
                Life & Annuity Separate Account 4, Registration No. 333-31172.

    (b)(vi)     Optional Death Benefit Rider P5152 12/00. Previously filed on
                February 27, 2001 with Post-Effective Amendment No. 3 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 333-62695.

    (b)(vii)    Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on July 17, 1998 with Post-Effective Amendment No. 11 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 033-76334.

    (b)(viii)   Monthly Income Benefit Endorsement P5154 12/00. Previously filed on
                February 27, 2001 with Post-Effective Amendment No. 3 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 333-62695.

    (b)(ix)     Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on
                February 27, 2001 with Post-Effective Amendment No. 3 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(x)      Death Provisions Endorsement P5221 1/03. Previously filed on February
                18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life
                & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xi)     Annual Step-Up Benefit Rider P5222 1/03. Previously filed on February
                18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life
                & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xii)    Rollup Death Benefit Rider P5223 1/03. Previously filed on February
                18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life
                & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xiii)   Greater of Annual Step-Up and Rollup Death Benefit Rider P5224 1/03.
                Previously filed on February 18, 2003 with Post-Effective Amendment
                No. 7 to Form N-4 for GE Life & Annuity Separate Account 4,
                Registration No. 333-31172.

 (4)(b)(xiv)    Joint Owner Endorsement P5227 1/03. Previously filed on February 18,
                2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life &
                Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xv)     Annuity Cross Funded Endorsement P5228 1/03. Previously filed on
                February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xvi)      Earnings Protector Death Benefit Rider P5239 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xvii)     GE Life and Annuity Assurance Company Guarantee Account Rider.
                  Previously filed on August 19, 2003 with Post-Effective Amendment No.
                  10 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
                  No. 333-31172.

 (4)(b)(xviii)    Guaranteed Income Rider. Previously filed on December 3, 2003 with
                  Post-Effective Amendment No. 13 to Form N-4 for GE Life & Annuity
                  Separate Account 4, Registration No. 333-31172.

 (4)(b)(xviii)(a) Guaranteed Income Rider. Previously filed on April 27, 2005 with
                  Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
                  Separate Account 4, Registration No. 333-31172.

 (4)(b)(xix)      Payment Protection Rider. Previously filed on February 23, 2004 with
                  Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
                  Separate Account 4, Registration No. 333-47732.

 (4)(b)(xix)(a)   Payment Protection with Commutation Immediate and Deferred Variable
                  Annuity Rider. Previously filed on September 1, 2006 with Post
                  Effective Amendment No. 28 to Form N-4 for Genworth Life & Annuity VA
                  Separate Account 1, Registration No. 333-31172.

 (4)(b)(xx)       Guaranteed Minimum Withdrawal Benefit Rider. Previously filed on
                  February 23, 2004 with Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-47732.

 (4)(b)(xxi)      Guaranteed Income Rollover Rider. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
                  Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xxii)     Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on July 26, 2005 with Post-Effective Amendment No. 22 to Form
                  N-4 for GE Life & Annuity Separate Account, Registration No.
                  333-31172.

 (4)(b)(xxii)(a)  Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on September 1, 2006 with Post Effective Amendment No. 28 to
                  Form N-4 for Genworth Life & Annuity VA Separate Account 1,
                  Registration No. 333-31172.

 (4)(b)(xxii)(b)  Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
                  N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-31172.

 (4)(b)(xxii)(c)  Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on November 27, 2007 with Post-Effective Amendment No. 33 to
                  Form N-4 for Genworth Life & Annuity VA Separate Account 1,
                  Registration No. 333-31172.

 (4)(b)(xxii)(d)  Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on June 27, 2008 with Post-Effective Amendment No. 32 to Form
                  N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-47732.

 (5)(a)           Form of Application. Previously filed on April 27, 2006 with
                  Post-Effective Amendment No. 26 to Form N-4 for Genworth Life &
                  Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(a)           Amended and Restated Articles of Incorporation of Genworth Life and
                  Annuity Insurance Company. Previously filed on January 3, 2006 with
                  Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
                  Annuity VA Separate Account 1, Registration No. 333-31172.

    (b) By-Laws of Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
            N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

 (7)        Reinsurance Agreement. Previously filed on April 30, 2004 with Post
            Effective Amendment No. 13 to Form N-4 for GE Life & Annuity Separate
            Account 4, Registration No. 333-62695.

 (7)(a)     Reinsurance Agreement. Previously filed on April 26, 2010 with
            Post-Effective Amendment No. 40 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 1, Registration No. 333-31172.

 (8)(a)(i)  Amended and Restated Fund Participation Agreement among Variable
            Insurance Products Funds, Fidelity Distributors Corporation and
            Genworth Life and Annuity Insurance Company. Previously filed on
            April 25, 2008 with Post-Effective Amendment No. 34 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (a)(ii) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
            Corporation and Genworth Life and Annuity Insurance Company.
            Previously filed on April 25, 2008 with Post-Effective Amendment
            No. 34 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

    (b)     Agreement between Oppenheimer Variable Account Funds, Oppenheimer
            Management Corporation, and GE Life and Annuity Assurance Company.
            Previously filed on May 1, 1998 with Post-Effective Amendment 9 to
            Form N-4 for GE Life & Annuity Separate Account, Registration
            No. 033-76334.

    (b)(i)  Amendment to Agreement between Oppenheimer Variable Account Funds,
            Oppenheimer Management Corporation, and The Life Insurance Company of
            Virginia. Previously filed on June 2, 2000 with Pre-Effective
            Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 333-31172.

    (c)     [Reserved.]

    (d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (e)     Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and Federated Insurance Series. Previously filed on
            April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (f)     [Reserved.]

    (g)     Participation Agreement between GE Investments Funds, Inc. and
            Genworth Life and Annuity Insurance Company. Previously filed on
            September 1, 2006 with Post Effective Amendment No. 28 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No.
            333-31172.

    (h)     Participation Agreement between AIM Variable Insurance Series and GE
            Life and Annuity Assurance Company. Previously filed on April 27,
            2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (h)(i)  Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and AIM Variable Insurance Funds.
            Previously filed on April 23, 2007 with Post-Effective Amendment
            No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

    (i)     Participation Agreement between Alliance Variable Products Series
            Fund, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form
            N-4 for GE Life & Annuity Separate Account 4, Registration
            No. 333-31172.

    (i)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 23, 2007 with
           Post-Effective Amendment No. 31 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-31172.

    (j)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Dreyfus. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-31172.

    (k)    Participation Agreement between MFS(R) Variable Insurance Trust and
           GE Life and Annuity Assurance Company. Previously filed on April 27,
           2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-31172.

    (k)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment
           No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-31172.

    (l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 27,
           2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-31172.

    (l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-31172.

    (m)    Participation Agreement between Rydex Variable Trust and GE Life and
           Annuity Assurance Company. Previously filed on April 27, 2005 with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

    (n)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed on April 27, 2006 with Post-Effective Amendment No. 26 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-31172.

    (o)    [Reserved.]

    (p)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed as Exhibit
           (h)(32) with Post-Effective Amendment No. 6 to Form N-6 for GE Life &
           Annuity Separate Account II, Registration No. 333-72572.

    (q)    Participation Agreement between FAM Variable Series Funds, Inc.
           (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
           Annuity Assurance Company. Previously filed on April 27, 2005 with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

    (q)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 34 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-31172.

    (r)    Participation Agreement between Eaton Vance Variable Trust and GE
           Life and Annuity Assurance Company. Previously filed as Exhibit
           (h)(31) with Post-Effective Amendment No. 6 to Form N-6 for GE Life &
           Annuity Separate Account II, Registration No. 333-72572.

    (r)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-31172.

    (s)     Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and The Prudential Series Fund. Previously filed on
            April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (t)     Participation Agreement between Van Kampen Life Investment Trust and
            Genworth Life and Annuity Insurance Company. Previously filed on
            April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (u)     [Reserved.]

    (v) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
            November 1, 2004 with Post-Effective Amendment No. 18 to Form N-4 for
            GE Life & Annuity Separate Account 4, Registration No. 333-31172.

    (w)     Participation Agreement among Scudder Variable Series II, Scudder
            Distributors, Inc., Deutsche Investment Management Americas Inc. and
            GE Life and Annuity Assurance Company. Previously filed on April 27,
            2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (w)(i)  Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and DWS Variable Series II. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
            N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (x)     Participation Agreement between American Century Investment Services,
            Inc. and GE Life and Annuity Assurance Company regarding American
            Century Variable Portfolios, Inc. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (y)     Form of Participation Agreement between American Century Investment
            Services, Inc. and GE Life and Annuity Assurance Company regarding
            American Century Variable Portfolios II, Inc. Previously filed on
            April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for
            GE Life & Annuity Separate Account 4, Registration No. 333-31172.

    (z)     Participation Agreement between JPMorgan Insurance Trust and Genworth
            Life and Annuity Insurance Company. Previously filed on September 1,
            2006 with Post Effective Amendment No. 28 to Form N-4 for Genworth
            Life & Annuity VA Separate Account 1, Registration No. 333-31172.

    (z)(i)  Form of Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and JP Morgan Series Trust II. Previously filed with Post-Effective Amendment 28 to Form N-4 for Genworth
            Life & Annuity VA Separate Account 1, Registration No. 333-31172.

    (z)(ii) Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and JP Morgan Series Trust II. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
            N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (aa)    Form of Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and Goldman Sachs Variable Insurance Trust.
            Previously filed on April 23, 2007 with Post-Effective Amendment
            No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

    (aa)(i) Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and Goldman Sachs Variable Insurance Trust.
            Previously filed on April 23, 2007 with Post-Effective Amendment
            No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

    (bb) Fund Participation Agreement between Genworth Life and Annuity
         Insurance Company and Legg Mason Partners Variable Equity Trust.
         Previously filed on April 23, 2007 with Post-Effective Amendment
         No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
         Registration No. 333-31172.

    (cc) Fund Participation Agreement between Genworth Life and Annuity
         Insurance Company and Lord Abbett Series Fund, Inc. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
         No. 333-31172.

    (dd) Fund Participation Agreement between Genworth Life and Annuity
         Insurance Company and The Universal Institutional Funds, Inc.
         Previously filed on April 23, 2007 with Post-Effective Amendment
         No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
         Registration No. 333-31172.

    (ee) Fund Participation Agreement between Genworth Life and Annuity
         Insurance Company, Genworth Variable Insurance Trust and Genworth
         Financial Wealth Management, Inc. Previously filed on April 27, 2009 with Post-Effective Amendment No. 38 to Form N-4 for Genworth Life &
         Annuity VA Separate Account 1, Registration No. 333-31172.

    (ff) Fund Participation Agreement between Wells Fargo Variable Trust and
         Genworth Life and Annuity Insurance Company. Previously filed on
         April 27, 2011 with Post-Effective Amendment No. 43 to Form N-4 for
         Genworth Life & Annuity VA Separate Account 1, Registration No.
         333-31172.

    (gg) Form of Fund Participation Agreement Amendment between Genworth Life and Annuity Insurance Company and Fund Company to distribute summary prospectuses pursuant to Rule 498. Previously filed on April 27, 2011 with Post-Effective Amendment No. 43 to Form N-4 for Genworth Life &
         Annuity VA Separate Account 1, Registration No. 333-31172.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Previously filed on April 26, 2012 with Post-Effective Amendment No. 45 to Form N-4 for Genworth Life &
         Annuity VA Separate Account 1, Registration No. 333-31172.

(10) Consent of Independent Registered Public Accounting Firm. Previously filed on April 26, 2012 with Post-Effective Amendment No. 45 to Form
         N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
         No. 333-31172.

(11)     Not Applicable.

(12)     Not Applicable.

(13) Schedule showing computation for Performance Data. Previously filed on April 30, 1996 with Post-Effective Amendment 4 to Form N-4 for GE
         Life & Annuity Separate Account 4, Registration No. 033-76334.

(14)(a)  Power of Attorney. Previously filed on April 27, 2011 with
         Post-Effective Amendment No. 43 and on October 14, 2011 with
         Post-Effective Amendment No. 44 to Form N-4 for Genworth Life &
         Annuity VA Separate Account 1, Registration No. 333-31172.

    (b)  Power of Attorney. Filed herewith.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Thomas M. Stinson         Director, Chairman of the Board, President and Chief
                          Executive Officer
Paul A. Haley             Director, Senior Vice President and Chief Actuary
Daniel J. Sheehan, IV(2)  Director, Senior Vice President and Chief Investment Officer
Gregory S. Karawan        Director
John G. Apostle, II(1)    Senior Vice President and Chief Compliance Officer
Thomas E. Duffy           Senior Vice President, General Counsel and Secretary
Amy R. Corbin             Director, Senior Vice President and Chief Financial Officer
James H. Reinhart         Senior Vice President
Patrick B. Kelleher       Senior Vice President
Jac J. Amerell            Vice President and Controller
Gary T. Prizzia(1)        Treasurer


The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

(2) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                  [FLOW CHART]

ITEM 27.  NUMBER OF CONTRACTOWNERS

   There were 16,665 owners of Qualified Contracts and 17,543 owners of Non-Qualified Contracts as of March 10, 2012.

ITEM 28.  INDEMNIFICATION

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, Genworth Life and Annuity Insurance Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

ITEM 29.  PRINCIPAL UNDERWRITER

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3 and Genworth Life & Annuity VA Separate Account 4.

   (b)

         NAME                 ADDRESS           POSITIONS AND OFFICES WITH UNDERWRITER
         ----                  -------          --------------------------------------
Scott R. Reeks......... 6620 W. Broad St.     President and Chief Executive Officer
                        Richmond, VA 23230
Thomas E. Duffy........ 6610 W. Broad St.     Director and Vice President
                        Richmond, VA 23230
Elizabeth M. O'Brien... 6610 W. Broad St.     Director
                        Richmond, VA 23230
John G. Apostle, II.... 6620 W. Broad St.     Director
                        Richmond, VA 23230
Martin P. Klein........ 6610 W. Broad St.     Senior Vice President
                        Richmond, VA 23230
Scott E. Wolfe......... 6620 W. Broad Street  Senior Vice President and Chief Compliance
                        Richmond, VA 23230    Officer
Vidal J. Tornes........ 6620 W. Broad St.     Vice President and Secretary
                        Richmond, VA 23230
Jac J. Amerell......... 6610 W. Broad St.     Vice President and Controller
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street  Treasurer
                        Richmond, VA 23230
Linda C. Bagnell....... 6610 W. Broad St.     Financial & Operations Principal
                        Richmond, VA 23230

   (c)

                                     (2)
            (1)                NET UNDERWRITING      (3)           (4)
          NAME OF               DISCOUNTS AND   COMPENSATION    BROKERAGE      (5)
    PRINCIPAL UNDERWRITER        COMMISSIONS    ON REDEMPTION  COMMISSIONS COMPENSATION
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     11%     $49.5 million

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

   Not Applicable.

ITEM 32.  UNDERTAKINGS

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 1st day of June, 2012.


                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                   (Registrant)

                                   By:            /s/  PAUL A. HALEY
                                        -------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

                                   GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                   (Depositor)

                                   By:            /S/  PAUL A. HALEY
                                        -------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

   Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


              NAME                          TITLE                  DATE
               ----                         -----                  ----

     /s/  THOMAS M. STINSON*    Director, Chairman of the      June 1, 2012
   ----------------------------   Board, President and Chief
        THOMAS M. STINSON         Executive Officer

   /s/  DANIEL J. SHEEHAN, IV*  Director, Senior Vice          June 1, 2012
   ----------------------------   President and Chief
      DANIEL J. SHEEHAN, IV       Investment Officer

       /s/  PAUL A. HALEY       Director, Senior Vice          June 1, 2012
   ----------------------------   President and Chief Actuary
          PAUL A. HALEY

    /S/  GREGORY S. KARAWAN*    Director                       June 1, 2012
   ----------------------------
       GREGORY S. KARAWAN

       /S/  AMY R. CORBIN*      Director, Senior Vice          June 1, 2012
   ----------------------------   President and Chief
          AMY R. CORBIN           Financial Officer

      /S/  JAC J. AMERELL*      Vice President and Controller  June 1, 2012
   ----------------------------
         JAC J. AMERELL



*By:  /s/  PAUL A. HALEY   , pursuant to Power of Attorney         June 1, 2012
      -------------------    executed on April 1, 2011,
         PAUL A. HALEY       October 11, 2011 and May 25, 2012.